Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005942
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income consistent with what the Investment Manager (as defined below) believes to be prudent risk.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 23 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 372%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	372.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund invests mainly in a diversified portfolio of investment-grade fixed-income securities. The fund invests mainly in bonds of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that the Investment Manager believes are of comparable quality.

The fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment or are unrated securities that we believe are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.

The fund may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. In addition to bonds, the fund may also invest in other fixed-income instruments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time (including periods of one year or more) for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The fund’s investment in mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage and magnify or otherwise increase investment losses to the fund) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam Core Bond Linked Benchmark, which represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter. Before February 28, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges For periods ended 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Putnam Core Bond Fund | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Putnam Core Bond Fund | Putnam Core Bond Linked Benchmark (no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Putnam Core Bond Fund | Class A C000071714
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2015	rr_AnnualReturn2015	(1.91%)
Annual Return 2016	rr_AnnualReturn2016	2.01%
Annual Return 2017	rr_AnnualReturn2017	5.24%
Annual Return 2018	rr_AnnualReturn2018	0.66%
Annual Return 2019	rr_AnnualReturn2019	9.01%
Annual Return 2020	rr_AnnualReturn2020	0.58%
Annual Return 2021	rr_AnnualReturn2021	(3.85%)
Annual Return 2022	rr_AnnualReturn2022	(0.64%)
Annual Return 2023	rr_AnnualReturn2023	4.61%
Annual Return 2024	rr_AnnualReturn2024	1.91%
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	1.29%
Putnam Core Bond Fund | Class A C000071714 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	(0.39%)
Putnam Core Bond Fund | Class A C000071714 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Putnam Core Bond Fund | Class C C000071716
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,463
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	761
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,463
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	1.10%
Putnam Core Bond Fund | Class R C000071712
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Putnam Core Bond Fund | Class R6 C000118006
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Putnam Core Bond Fund | Class Y C000071713
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Putnam Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Core Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
Putnam Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a rate of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 23 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 41%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund invests in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations.

The fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.

Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. We normally maintain an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

We may invest in securities that are purchased in private placements, which may be illiquid because they are subject to restrictions on resale.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with fixed income investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage- and asset- backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset- backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage- and asset- backed securities, and in certain other securities and derivatives, may be or become illiquid.

The fund’s investment in mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of economic sanctions or currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance, an additional index with characteristics relevant to the fund and the Putnam Short Duration Bond Linked Benchmark, which represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter. Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges For periods ended 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Putnam Short Duration Bond Fund | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Putnam Short Duration Bond Fund | ICE BofA 1-3 Year U.S. Corporate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Putnam Short Duration Bond Fund | Putnam Short Duration Bond Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Putnam Short Duration Bond Fund | Class A C000071705
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 982
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	2.27%
Annual Return 2017	rr_AnnualReturn2017	3.10%
Annual Return 2018	rr_AnnualReturn2018	1.97%
Annual Return 2019	rr_AnnualReturn2019	4.64%
Annual Return 2020	rr_AnnualReturn2020	3.20%
Annual Return 2021	rr_AnnualReturn2021	0.26%
Annual Return 2022	rr_AnnualReturn2022	(4.26%)
Annual Return 2023	rr_AnnualReturn2023	6.20%
Annual Return 2024	rr_AnnualReturn2024	5.41%
1 Year	rr_AverageAnnualReturnYear01	3.04%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Putnam Short Duration Bond Fund | Class A C000071705 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Putnam Short Duration Bond Fund | Class A C000071705 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Putnam Short Duration Bond Fund | Class C C000071707
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,441
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	1.57%
Putnam Short Duration Bond Fund | Class R C000071709
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Putnam Short Duration Bond Fund | Class R6 C000118004
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 468
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Putnam Short Duration Bond Fund | Class Y C000071710
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 468
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Putnam Short Duration Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund
Putnam Short Duration Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.
[3]	Applies only to certain redemptions of shares bought with no initial sales charge.
[4]	This charge is eliminated after one year.